MAXIM SERIES FUND, INC.
                             8515 EAST ORCHARD ROAD
                            ENGLEWOOD, COLORADO 80111



July 27, 1999



VIA EDGAR TRANSMISSION
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  200549

Re:      Maxim Series Fund, Inc.
         Certification Pursuant to Rule 497(j)
         under the Securities Act of 1933
         File Nos. 002-75503 and 811-03364

Ladies and Gentlemen:

         In lieu of filing the form of prospectus and Statement of Additional Information for Maxim Series Fund, Inc. (the "Fund") pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies that:

                  (1) the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in amendment no. 64 to the Fund's registration statement on Form N-1A, the most recent amendment to the Fund's registration statement; and

                  (2) the text of amendment no. 64 to the Fund's registration statement on Form N-1A, the most recent amendment to the Fund's registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on July 22, 1999.

         If  you  should  require  any  additional   information  regarding  the
foregoing, please do not hesitate to contact me at (800) 647-2033, ext. 3817.

MAXIM SERIES FUND, INC.

/s/ Beverly A. Byrne

Beverly A. Byrne
Secretary